NScore Lite●NScore Lite II

NScore Flex●NScore Wrap

National Security Life and Annuity Company

National Security Variable Account N

Supplement dated November 16, 2015

The following supplements and amends the prospectus dated May 1, 2015, as previously supplemented. All other provisions of your prospectus remain unchanged.

The following supplements “Available Funds” in the prospectus.

Available Funds

Effective November 16, 2015, the following supplements “Available Funds” under your contract:

Fund	Investment Adviser (Subadviser)
AB Variable Products Series Fund, Inc. (Class B)
AB VPS Global Risk Allocation-Moderate Portfolio	AllianceBernstein L.P.

Federated Insurance Series
Federated Managed Tail Risk Fund II (Primary Shares)*	Federated Global Investment Management Corp

Franklin Templeton Variable Insurance Products Trust
Franklin VolSmart Allocation VIP Fund (Class 5)	Franklin Advisers, Inc.

Janus Aspen Series (Service Shares)
Flexible Bond Portfolio	Janus Capital Management LLC

Legg Mason Partners Variable Income Trust (Class II Shares)
Western Asset Core Plus VIT Portfolio	(Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd., Western Asset Management Company Pte Ltd.)
Northern Lights Variable Trust (Class 3 Shares)**
TOPS® Managed Risk Balanced ETF Portfolio	(Milliman Financial Risk Management LLC)

TOPS® Managed Risk Moderate Growth ETF Portfolio	(Milliman Financial Risk Management LLC)

TOPS® Managed Risk Growth ETF Portfolio	(Milliman Financial Risk Management LLC)

PIMCO Variable Insurance Trust (Administrative Shares)
PIMCO Low Duration Portfolio	Pacific Investment Management Company LLC

*    Primary Shares for contracts applied for on or after November 16, 2015. Service Shares for contracts applied for before November 16, 2015.

** Class 3 Shares for contracts applied for on or after November 16, 2015. Class 2 Shares for contracts applied for before November 16, 2015.

The following supplements “Investment Restrictions for Certain Optional Riders” in the prospectus.

Investment Restrictions for Certain Optional Riders

For any GLWB or GPP (2012) rider, the following are added to Investment Options, Category 1:

AB Variable Product Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

For the GMIB Plus with Annual Reset (2009), the following are added to Investment Options, Category 1:

Janus Aspen Series

Flexible Bond Portfolio

Legg Mason Partners Variable Income Trust

Western Asset Core Plus VIT Portfolio

PIMCO Variable Insurance Trust

PIMCO Low Duration Portfolio

For the GMIB Plus with Annual Reset (2009), the following are added to Investment Options, Category 2:

AB Variable Product Series Fund, Inc.

AB VPS Global Risk Allocation-Moderate Portfolio

Franklin Templeton Variable Insurance Products Trust

Franklin VolSmart Allocation VIP Fund

The following supplements “Accumulation Period” in the prospectus.

Purchase Payments

The second sentence of the section is replaced with the following:

You may make additional payments of at least $500 at any time ($300 for payroll deduction plans; $100 for electronic payments).

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